EMPLOYMENT COSTS - Disclosure of detailed information about employment cost share-based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employment Costs [Line Items]
Share-based compensation expense	$ 6,653	$ 3,129
Sales and marketing [Member]
Disclosure Of Employment Costs [Line Items]
Share-based compensation expense	1,631	855
Research and development [Member]
Disclosure Of Employment Costs [Line Items]
Share-based compensation expense	998	595
General and administrative [Member]
Disclosure Of Employment Costs [Line Items]
Share-based compensation expense	$ 4,024	$ 1,679